NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease liabilities [Member]
Statement Line Items [Line Items]
At beginning		¥ 803
Changes from financing cash flows		(1,188)
New leases		1,439
Foreign exchange movement
Interest expense		38
At end		1,092	¥ 803
Due to the related companies [Member]
Statement Line Items [Line Items]
At beginning		5,077	4,041
Changes from financing cash flows		4,081	1,036
New leases
Foreign exchange movement
Interest expense
At end		9,158	5,077
Due to the related companies [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	$ 777
Changes from financing cash flows | $	625
New leases | $
Foreign exchange movement | $
Interest expense | $
At end | $	1,402
Due to the shareholder [Member]
Statement Line Items [Line Items]
At beginning		7,097	6,973
Changes from financing cash flows		462
New leases
Foreign exchange movement		(410)	124
Interest expense
At end		7,149	7,097
Due to the shareholder [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	1,087
Changes from financing cash flows | $	69
New leases | $
Foreign exchange movement | $	(61)
Interest expense | $
At end | $	1,095
Lease liabilities [Member]
Statement Line Items [Line Items]
At beginning		¥ 803	1,803
Changes from financing cash flows			(1,060)
Foreign exchange movement
Interest expense			60
At end			¥ 803
Lease liabilities [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	123
Changes from financing cash flows | $	(182)
New leases | $	220
Foreign exchange movement | $
Interest expense | $	6
At end | $	$ 167